Note 16 - Property, Plant, and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning property, plant and equipment		$ 192,052
Ending property, plant and equipment		251,084	$ 192,052
Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	47,994
Ending property, plant and equipment	[1]	66,606	47,994
Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[2]	118,546
Ending property, plant and equipment	[2]	138,903	118,546
Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		21,949
Ending property, plant and equipment		35,673	21,949
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		3,563
Ending property, plant and equipment		9,902	3,563
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		512,957	493,317
Additions		33,710	23,699
Transfers and disposals		(1,673)	(4,059)
Acquired from Primero (Note 4)		122,815
Ending property, plant and equipment		667,809	512,957
Gross carrying amount [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	134,398	133,122
Additions	[1]	9
Transfers and disposals	[1]	3,053	1,276
Acquired from Primero (Note 4)	[1]	40,404
Ending property, plant and equipment	[1]	177,864	134,398
Gross carrying amount [member] | Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[2]	341,899	325,230
Additions	[2]	4,411	6,295
Transfers and disposals	[2]	14,488	10,374
Acquired from Primero (Note 4)		70,064
Ending property, plant and equipment	[2]	430,862	341,899
Gross carrying amount [member] | Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		21,949	21,815
Additions		28,669	17,281
Transfers and disposals		(22,114)	(17,147)
Acquired from Primero (Note 4)		7,169
Ending property, plant and equipment		35,673	21,949
Gross carrying amount [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		14,711	13,150
Additions		621	123
Transfers and disposals		2,900	1,438
Acquired from Primero (Note 4)		5,178
Ending property, plant and equipment		23,410	14,711
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(320,905)	(255,679)
Transfers and disposals		1,512	1,373
Depreciation and amortization		(46,642)	(44,799)
Impairment (Note 17)		(50,690)	(21,800)
Ending property, plant and equipment		(416,725)	(320,905)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	(86,404)	(65,982)
Transfers and disposals	[1]		226
Depreciation and amortization	[1]	(8,215)	(8,347)
Impairment (Note 17)	[1]	(16,639)	(12,301)
Ending property, plant and equipment	[1]	(111,258)	(86,404)
Accumulated depreciation, amortisation and impairment [member] | Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[2]	(223,353)	(180,362)
Transfers and disposals	[2]	1,464	961
Depreciation and amortization	[2]	(36,650)	(34,556)
Impairment (Note 17)		(33,420)	(9,396)	[2]
Ending property, plant and equipment	[2]	(291,959)	(223,353)
Accumulated depreciation, amortisation and impairment [member] | Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment
Transfers and disposals
Depreciation and amortization
Impairment (Note 17)
Ending property, plant and equipment
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(11,148)	(9,335)
Transfers and disposals		48	186
Depreciation and amortization		(1,777)	(1,896)
Impairment (Note 17)		(631)	(103)
Ending property, plant and equipment		$ (13,508)	$ (11,148)

[1]	Included in land and buildings is $11.5 million ( December 31, 2017 - $5.9 million) of land which is not subject to depreciation.
[2]	Included in property, plant and equipment is $10.0 million (December 31, 2016 - $17.5 million) of equipment under finance leases (Note 19).